Schedule of Investments

April 30, 2022 (Unaudited)

City National Rochdale Select Strategies Fund

Description	Cost (000)	Value (000)
Structured Investments Equity Linked Notes [90.7%]*†‡
Earthquake[3.5%]
Delancey Segregated Account	$6,069	$7,017

Efficiency[37.5%]
Broadway Segregated Account	27,833	35,200
Hollywood Segregated Account	31,296	39,260
Total Efficiency		74,460

Frequency[14.0%]
Atlantic Segregated Account	6,043	7,211
Jay Segregated Account	3,320	3,010
Ocean Segregated Account	5,615	7,123
Park Segregated Account	6,171	8,005
Sunset Segregated Account	2,074	2,636
Total Frequency		27,985

Multi Peril[9.9%]
Carmelia Segregated Account	6,287	7,507
Nassau Segregated Account	5,721	7,544
Venice Segregated Account	3,105	4,618
Total Multi Peril		19,669

Non-Florida[2.6%]
Lexington Segregated Account	4,781	5,111

Opportunistic[5.5%]
Elevado Segregated Account	5,863	7,534
Trinity Segregated Account	2,501	3,389
Total Opportunistic		10,923

Wind[17.7%]
Fulton Segregated Account	4,186	4,900
Glendale Segregated Account	5,976	6,712
King Segregated Account	6,431	7,682
Madison Segregated Account	4,962	6,214
Rodeo Segregated Account	2,300	2,689
Wilshire Segregated Account	5,817	6,631
Total Wind		34,828

Total Structured Investments
(Cost $146,352)		179,993

Total Investments [90.7%]
(Cost $146,352)		$179,993

Percentages are based on net assets of $198,422 (000).

*	Non-income producing securities.

†	Securities considered illiquid. The total value of such securities as of April 30, 2022, was $179,993 (000) and represented 90.7% of the Net Assets of the Fund.

‡	Securities considered restricted. The total value of such securities as of April 30, 2022, was $179,993 (000) and represented 90.7% of the Net Assets of the Fund. For each restricted security there are various acquisition dates. It is the Fund’s intent to continue to periodically invest in restricted securities.

As of April 30, 2022, structured investments in equity linked notes with a fair value of $179,993 (000) were valued using the Special Purpose Entities’ NAVs as a practical expedient and are not required to be classified in the fair value hierarchy.

CITY NATIONAL ROCHDALE SELECT STRATEGIES FUND | PAGE 1

Summary of Segregated Accounts

April 30, 2022 (Unaudited)

City National Rochdale Select Strategies Fund

A summary of the Segregated Accounts that the Fund holds in the NB Reinsurance, Ltd. (“NB RE, Ltd.”) Portfolio are summarized as follows:

Description	Status	Maturity Range	Market Value of NB RE, Ltd. (000)*
Earthquake
Delancey			100,381
United States
8 Contracts (7 Cat Bonds)	Live	3/2022 - 6/2028
14 Contracts (3 Cat Bonds)	Matured	8/2017 - 3/2022
Efficiency
Broadway			485,345
North America, Europe, Australia, Japan
73 Contracts (5 Cat Bonds)	Live	4/2022 - 4/2029
North America, Europe, Japan
250 Contracts (24 Cat Bonds)	Matured	12/2017 - 3/2022
Hollywood			573,130
North America, Europe, Australia
77 Contracts (8 Cat Bonds)	Live	4/2022 - 4/2028
North America, Europe, Japan
256 Contracts (29 Cat Bonds)	Matured	11/2017 - 3/2022
Frequency
Atlantic			103,847
United States
5 Contracts (4 Cat Bonds)	Live	12/2022 - 4/2028
10 Contracts (3 Cat Bonds)	Matured	12/2017 - 1/2022
Jay			6,615
United States
0 Contract	Live	-
4 Contracts	Triggered	4/2018 - 1/2022
Ocean			83,363
North America
5 Contracts (3 Cat Bonds)	Live	12/2022 - 1/2027
22 Contracts (4 Cat Bonds)	Matured	9/2017 - 1/2022
Park			95,150
North America
5 Contracts (3 Cat Bonds)	Live	6/2022 - 4/2028
United States
22 Contracts	Matured	12/2017 - 4/2021
Sunset			38,920
United States
4 Contracts (3 Cat Bonds)	Live	5/2022 - 12/2026
10 Contracts (7 Cat Bonds)	Matured	12/2018 - 1/2021
Multi Peril
Carmelia			107,280
United States, Japan, Europe, Australia, New Zealand
4 Contracts (3 Cat Bonds)	Live	12/2022 - 4/2028
10 Contracts (2 Cat Bonds)	Matured	12/2017 - 1/2022
Nassau			76,893
United States
4 Contracts (3 Cat Bonds)	Live	1/2023 - 4/2029
17 Contracts (4 Cat Bonds)	Matured	12/2017 - 2/2022
Venice			68,122
United States
3 Contracts (1 Cat Bond)	Live	6/2022 - 5/2024
12 Contracts (1 Cat Bond)	Matured	7/2018 - 1/2022
Lexington			61,738
United States
5 Contracts (4 Cat Bonds)	Live	3/2023 - 4/2028
United States, Japan
14 Contracts (3 Cat Bond)	Matured	12/2017 - 1/2022
Opportunistic
Elevado			92,505
United States
6 Contracts (4 Cat Bonds)	Live	12/2022 - 4/2028
15 Contracts (2 Cat Bonds)	Matured	12/2017 - 1/2022
Trinity			51,055
United States
2 Contracts (1 Cat Bond)	Live	3/2023 - 5/2025
11 Contracts (1 Cat Bond)	Matured	12/2017 - 3/2022
Wind
Fulton			65,924
United States - Florida
6 Contracts (5 Cat Bonds)	Live	12/2022 - 4/2029
7 Contracts	Matured	11/2017 - 1/2022
Glendale			96,228
United States
6 Contracts (5 Cat Bonds)	Live	12/2022 - 1/2028
7 Contracts	Matured	12/2017 - 1/2022
King			95,244
United States
4 Contracts (2 Cat Bond)	Live	7/2022 - 7/2025
18 Contracts (3 Cat Bonds)	Matured	12/2017 - 3/2022
Madison			88,551
United States
6 Contracts (4 Cat Bonds)	Live	12/2022 - 1/2028
18 Contracts (7 Cat Bonds)	Matured	11/2017 - 1/2022
Rodeo			39,185
United States, Japan, Europe
2 Contracts (1 Cat Bond)	Live	12/2022 - 1/2028
3 Contracts	Matured	12/2018 - 1/2022
Wilshire			72,156
United States
7 Contracts (6 Cat Bonds)	Live	12/2022 - 7/2025
21 Contracts (1 Cat Bond)	Matured	12/2017 - 1/2022

Disclosures

*	During the period from July 27, 2017 through April 30, 2022, the Fund owned between 2.1% and 7.9% of the assets represented in the NB RE, Ltd. Portfolio.

Earthquake — Predominately exposed to damage incurred by earthquakes

Efficiency — Exposure to both industry loss warranties and catastrophe bonds

Frequency — Exposure to contracts that are triggered by multiple events or loss window

Live — Contract is currently in force

Matured —Contract was in force until agreed upon termination date

Multi Peril — Exposure to contracts with multiple perils

Non-Florida — Exposure to contracts with no Florida exposure

Opportunistic — Exposure to contracts with opportunistic deal metrics

Triggered — Contract was impaired and removed from cell before maturity

Wind — Predominately exposed to damage incurred by wind in the U.S., Japan and Europe

CNR – QH – 003 – 1000

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